Accrued Expenses and Other Payables	12 Months Ended
Dec. 31, 2024
Accrued Expenses and Other Payables [Abstract]
Accrued expenses and other payables

Note 14. Accrued expenses and other payables

Accrued expenses consisted of the following:

	As of December 31, 2024	As of December 31, 2023
Payroll payable	$2,381,814	$2,806,537
Decoration payment payable	—	—
Equipment payable	625,930	317,962
Interest payable	—	116,752
Water, electricity and steam expenses	177,652	184,223
Others	9,742	8,388
Total	$3,195,138	$3,433,862